Trade and Other Payables	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Trade and Other Payables

20.	TRADE AND OTHER PAYABLES

	As of December 31,
	2020	2019
	US$’000	US$’000
Trade payables	17,358	10,509
Other payables	10,012	6,370
	27,370	16,879

Other payables included refund liabilities arising from contracts with customers, which amounted to $7,515 and $4,393 as of December 31, 2020 and 2019, respectively.